Fees Summary	Jun. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 21,729,166.67
Previously Paid Amount	0.00
Total Fee Amount	3,000.80
Total Offset Amount	0.00
Net Fee	$ 3,000.80
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A